Related parties (Detail 2) - shares		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Equity Holdings Of Key Management Personnel [Line Items]
Number of stock options from equity participation plans held by non-independent members of the BoD and the GEB members		0	398,867
Number of shares held by members of the BoD, GEB and parties closely linked to them	[1]	5,954,967	3,709,539
UBS AG
Equity Holdings Of Key Management Personnel [Line Items]
Number of stock options from equity participation plans held by non-independent members of the BoD and the GEB members		0	398,867
Number of shares held by members of the BoD, GEB and parties closely linked to them	[1]	5,676,989	3,709,539

[1]	Excludes shares granted under variable compensation plans with forfeiture provisions.